Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Inventories	€ 873	€ 920
Gross
Inventories
Raw materials and consumables	213	242
Finished goods and goods for resale	702	726
Inventories	915	968
Provision for inventories
Inventories
Inventories	€ (42)	€ (48)	€ (56)